Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities
Schedule of lease liabilities
	Weighted average rate p.a.	December 31, 2023	Additions	Payments	Interest paid	Interest incurred	Disposals	Translation to presentation currency	December 31, 2024
Real estate	6.78%	7,974	4,623	(3,455)	(513)	522	(35)	(636)	8,480
Vehicles	17.86%	1,301	918	(740)	(190)	190	(192)	(272)	1,015
Total		9,275	5,541	(4,195)	(703)	712	(227)	(908)	9,495
Current		3,690							3,867
Non-current		5,585							5,628

	Weighted average rate p.a.	January 1, 2023	Additions	Payments	Interest paid	Interest incurred	Disposals	Translation to presentation currency	December 31, 2023
Real estate	6.96%	10,420	1,612	(4,021)	(571)	570	(337)	301	7,974
Vehicles	17.38%	1,617	675	(800)	(240)	249	(317)	117	1,301
Total		12,037	2,287	(4,821)	(811)	819	(654)	418	9,275
Current		4,128							3,690
Non-current		7,909							5,585